LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 10, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2011 OF

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (paid directly from your investment)

	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee[1]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class IS		Class 1
Management fees	0.74		0.74		0.74		0.74		0.74		0.74		0.74		0.74		0.74
Distribution and service (12b-1) fees	0.25		0.75		1.00		0.25		0.50		1.00		None		None		None
Other expenses	0.31	[2,4]	0.44	[2,4]	0.26	[2,4]	0.30	[3,5]	0.30	[3,5]	0.30	[3,5]	0.15	[4]	0.10	[3,5]	0.28	[3,4]
Total annual fund operating expenses	1.30		1.93		2.00		1.29		1.54		2.04		0.89		0.84		1.02
Fees waived and/or expenses reimbursed	(0.15)		(0.11)		(0.05)		—		—		—		(0.06)		(0.01)		(0.12)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15		1.82		1.95		1.29		1.54		2.04		0.83		0.83		0.90

[1]

Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	"Other expenses" have been restated to reflect higher current fees.

[3]

"Other expenses" for Class FI, Class R, Class R1, Class IS and Class 1 shares are estimated for the current fiscal year because no shares of those classes were outstanding as of the date of the Prospectus. Actual expenses may differ from estimates.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.82% for Class B shares, 1.95% for Class C shares, and 0.83% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

[5]

The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares and 2.10% for Class R1 shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

The following table replaces the "Example" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	936	1,223	2,038
Class B (with redemption at end of period)	685	885	1,122	2,075
Class B (without redemption at end of period)	185	585	1,022	2,075
Class C (with redemption at end of period)	298	619	1,072	2,329
Class C (without redemption at end of period)	198	619	1,072	2,329
Class FI (with or without redemption at end of period)	131	408	707	1,556
Class R (with or without redemption at end of period)	157	487	839	1,835
Class R1 (with or without redemption at end of period)	207	639	1,098	2,369
Class I (with or without redemption at end of period)	85	272	482	1,087
Class IS (with or without redemption at end of period)	85	267	465	1,037
Class 1 (with or without redemption at end of period)	92	301	540	1,226